PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2023
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	As of September 30,
	2023	2022
Buildings	$5,687,114	$5,817,029
Machinery	6,819,033	6,519,759
Furniture, fixtures and equipment	605,776	601,045
Motor vehicles	280,423	236,636
Total property plant and equipment, at cost	13,392,346	13,174,469
Less: accumulated depreciation	(6,456,179)	(6,061,550)
	6,936,167	7,112,919
Construction in progress (“CIP”)	899,850	11,668
Property, plant and equipment, net	$7,836,017	$7,124,587